Stock-Based Compensation Plans, Assumptions Used to Estimate Fair Value of Options Granted (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assumptions [Abstract]
Risk-free interest rate	2.00%
Expected dividend rate	0.00%
Minimum [Member]
Assumptions [Abstract]
Expected life of options	1 year
Assumed volatility	26.80%
Maximum [Member]
Assumptions [Abstract]
Expected life of options	1 year 3 months 18 days
Assumed volatility	27.30%
Stock Options and Stock Appreciation Rights [Member]
Assumptions [Abstract]
Expected life of options	6 years 3 months 18 days
Expected dividend rate	0.00%	0.00%	0.00%
Stock Options and Stock Appreciation Rights [Member] | Minimum [Member]
Assumptions [Abstract]
Expected life of options		7 years	5 years
Risk-free interest rate	1.70%	2.90%	1.90%
Assumed volatility	24.80%	31.10%	41.20%
Stock Options and Stock Appreciation Rights [Member] | Maximum [Member]
Assumptions [Abstract]
Expected life of options		7 years 6 months	6 years 3 months 18 days
Risk-free interest rate	2.60%	3.10%	2.10%
Assumed volatility	31.80%	35.40%	45.80%